Details of Significant Accounts - (Loss) earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Basic loss per share, loss attributable to ordinary shareholders of the parent, amount after tax	$ (161,744)	$ (156,852)	$ (5,593)
Basic loss per share, loss attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding	68,337	52,965	55,433
Basic loss per share - Loss attributable to ordinary shareholders of the parent, loss per share	$ (2.37)	$ (2.96)	$ (0.10)
Dilutive loss per share - Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, amount after tax	$ (161,744)	$ (156,852)	$ (5,593)
Dilutive loss per share - Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding	68,337	52,965	55,433
Dilutive loss per share - Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, loss per share	$ (2.37)	$ (2.96)	$ (0.10)
Potential shares outstanding to be issued, which were not included in the calculation of diluted earnings per share as their inclusion would have been anti-dilutive	35,800